TAXES - Company's Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Reconciles the statutory rates, Percent
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of favorable income tax rate in the PRC	(13.60%)	(10.50%)	(10.20%)
Non-deductible permanent difference	(3.80%)	0.40%	0.10%
Effective tax rate	7.60%	14.90%	14.90%